Related Party Transactions (Amounts Due from a Related Party, Narrative) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jul. 31, 2013 CNY (¥)
RELATED PARTY TRANSACTIONS [Abstract]
Receivable based on total fair value of derivate instruments liabilities				¥ 2,378
Receivable related to miscellaneous expenses paid by the Company		¥ 42
Receivable partly offset by payables to a related party in connection with interest payable			¥ 990
Receivable partly offset by board meeting expenses paid by a related party		463	530
Net amount due from SEEK Limited	$ 66	¥ 437	¥ 858